CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		257	398	723
Non-cash lease expense	145	3,790	7,893	1,842
Non-cash gain on lease termination and remeasurement	(8,872)
Impairment costs			18,570
Accretion of short-term investment discounts	(1,245)	(2,486)	(3,698)	(1,076)
Stock-based compensation expense	15,889	30,785	40,779	41,315
Changes in operating assets and liabilities:
Interest receivable	153	(77)	(49)	(107)
Prepaid expenses and other current assets and prepaid expenses to related party	2,858	2,633	5,614	(3,028)
Other assets	122	(813)	(900)	490
Income tax payable		(128)	(128)	(879)
Accounts payable, accrued expenses, other liabilities and amount due to related party	(32,687)	3,045	(2,512)	(12,622)
Net cash used in operating activities	(64,138)	(93,716)	(124,451)	(142,052)
Cash flows from investing activities
Purchase of short-term investments		(116,046)	(125,827)	(228,806)
Maturities of short-term investments	90,000	128,813	163,812	148,328
Net cash provided by (used in) investing activities	90,000	12,767	37,985	(80,478)
Cash flows from financing activities
Proceeds from issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs		70,169	70,169
Proceeds from issuance of common stock in registered direct offering, net of issuance costs				126,425
Proceeds from issuance of stock under the 2020 Employee Stock Purchase Plan	21	315	326	536
Net cash provided by financing activities	21	70,484	70,495	126,961
Net increase (decrease) in cash, cash equivalents, and restricted cash	25,883	(10,465)	(15,971)	(95,569)
Cash, cash equivalents, and restricted cash at beginning of period	90,973	106,944	106,944	202,513
Cash, cash equivalents, and restricted cash at end of period	116,856	96,479	90,973	106,944
Non-cash investing and financing activities
Unrealized (loss) gain on available-for-sale securities	(72)	268	406	(313)
Deferred offering costs included in accounts payable and accrued expenses		46
Right-of-use assets obtained in exchange for operating lease liability				14,717
Reduction of right-of-use asset due to modification and remeasurement	2,044		(4,904)	(5,506)
Purchase of property and equipment included in AP and accrued expenses				104
Supplemental disclosure of cash flows
Income taxes paid, net of refunds		351	220	613
Cash and cash equivalents	116,856	95,627	90,121	106,092
Restricted cash		852	852	852
Total cash, cash equivalents, and restricted cash	$ 116,856	$ 96,479	$ 90,973	$ 106,944